Schedule of Investments
September 30, 2023 (unaudited)

Dynamic Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(@)

Common Stocks (United States) - 61.7%

Communication Services - 6.3%
ALPHABET INC. (C) (1)	52,804	6,962,207
CHARTER COMMUNICATIONS INC CL A (1)	1,002	440,700
COMCAST CORP NEW CL A	23,344	1,035,073
LIBERTY BROADBAND CORPORATION (C) (1)	2,712	247,660
META PLATFORMS INC (1)	7,527	2,259,681
TELEPHONE & DATA SYS INC DEL NEW	4,089	74,870
T-MOBILE US INC	27,589	3,863,839
TRADE DESK, INC. (THE) (1)	4,697	367,071

		15,251,101

Consumer Discretionary - 9.7%
AMAZON.COM INC (1)	20,464	2,601,384
BEST BUY CO INC	8,916	619,395
BORG WARNER INC	4,982	201,123
CHICO'S FAS INC (1)	743	5,558
DR HORTON INC	18,227	1,958,856
FRONTDOOR INC (1)	1,100	33,649
GARMIN LIMITED	39,391	4,143,933
HELEN OF TROY LTD (1)	3,725	434,186
LA Z BOY INC	2,846	87,884
LEGGETT & PLATT INC	26,456	672,247
LENNAR CORP	21,640	2,428,657
Lennar Corporation (1)	35	3,578
M/I HOMES INC (1)	4,603	386,836
MOHAWK INDS INC (1)	15,347	1,316,926
NVR INC (1)	84	500,917
O'REILLY AUTOMOTIVE INC (1)	731	664,377
PULTEGROUP INC	12,481	924,218
ROSS STORES INC	11,983	1,353,480
SKYLINE CHAMPION CORPORATION (1)	7,804	497,271
TEMPUR SEALY INTERNATIONAL INC	14,869	644,422
TJX COMPANIES INC	18,857	1,676,010
TOLL BROS INC	9,628	712,087
Town Sports International (1)(4)	2,090	0
TUPPERWARE BRANDS CORP (1)	13,119	18,367
Ulta Beauty, Inc. (1)	192	76,694
WAYFAIR INC (1)	625	37,856
WHIRLPOOL CORP	11,891	1,589,827

		23,589,738

Consumer Staples - 1.0%
KROGER CO	295	13,201
TARGET CORPORATION	143	15,812
WALMART INC	15,281	2,443,890

		2,472,903

Energy - 6.0%
ARDMORE SHIPPING CORP	6,127	79,712
Berry Corporation (bry)	1,448	11,874
CHENIERE ENERGY INC	2,152	357,146
CHEVRON CORP	23,191	3,910,466
CIVITAS RESOURCES INC	594	48,037
COMSTOCK RESOURCES INC	272	3,000
CONOCOPHILLIPS	9,090	1,088,982
DENBURY INC (1)	20	1,960
DEVON ENERGY CORP	4,369	208,401
DIAMONDBACK ENERGY, INC	6,714	1,039,864
DT MIDSTREAM INC	4,022	212,844
EOG RESOURCES INC	3,293	417,421
EXXON MOBIL CORP	26,069	3,065,193
HELMERICH & PAYNE INC	1,786	75,298
MARATHON OIL CORP	331	8,854
MARATHON PETROLEUM CORP	18	2,724
NOBLE CORPORATION PLC	3,361	170,235
ONEOK INC NEW	3,467	219,912
OVINTIV INC	2,155	102,513
PATTERSON-UTI ENERGY INC	2,768	38,309
PHILLIPS 66	9,119	1,095,648
PIONEER NATURAL RESOURCES	6,379	1,464,299
SCHLUMBERGER LTD	2,052	119,632
SCORPIO TANKERS INC	579	31,335
SM ENERGY CO	465	18,437
SOLARIS OILFIELD INFRASTRUCTURE INC	279	2,974
TARGA RESOURCES CORP	1,274	109,207
TEEKAY CORPORATION (1)	1,128	6,960
TIDEWATER INC NEW (1)	910	64,674
VALARIS LIMITED (1)	1,377	103,247
VALERO ENERGY CORP	3,879	549,693
VITAL ENERGY INC (1)	55	3,048
WEATHERFORD INTERNATIONAL PLC (1)	312	28,183
WILLIAMS COS INC	423	14,251

		14,674,333

Financials - 9.2%
AMERICAN EQ INVT LIFE HLDG CO	401	21,510
Berkshire Hathaway Class B (1)	32,013	11,214,154
CHUBB LIMITED	2,510	522,532
EAGLE BANCORP INC (MD)	704	15,101
FIRST AMERICAN FINANCIAL CORP	4,425	249,968
MARSH & MCLENNAN COS INC	9,947	1,892,914
MASTERCARD INCORPORATED	20,355	8,058,748
OLD REPUBLIC INTERNATIONAL CORPORATION	241	6,493
PROGRESSIVE CORP OH	1,254	174,682
STEWART INFORMATION SVCS CRP	2,991	131,006

		22,287,108

Healthcare - 5.2%
APOGEE THERAPEUTICS INC (1)	923	19,660
CARDINAL HEALTH INC	3,635	315,591
CENTENE CORPORATION (1)	13,188	908,389
ELEVANCE HEALTH INC	1,318	573,884
ELI LILLY & CO	3,839	2,062,042
HUMANA INC	973	473,384
JOHNSON AND JOHNSON	22,374	3,484,751
MCKESSON CORP	1,626	707,066
MOLINA HEALTHCARE INC (1)	74	24,264
ORGANON & CO	348	6,041
PFIZER INC	16,915	561,071
QUEST DIAGNOSTICS INC	1,622	197,657
THE CIGNA GROUP	2,312	661,394
UNITEDHEALTH GROUP INC (DEL)	2,573	1,297,281
VIATRIS INC.	7,721	76,129
ZOETIS INC	6,563	1,141,831

		12,510,435

Industrials - 8.1%
3M COMPANY	952	89,126
A. O. SMITH CORP	4,628	306,050
ADVANCED DRAINAGE SYSTEMS INC	1,382	157,313
AECOM	7,784	646,383
AGCO CORP	1,973	233,366
AIR LEASE CORP	3,408	134,309
ALASKA AIR GROUP INC (1)	9,105	337,613
ALLEGIANT TRAVEL COMPANY	2,012	154,642
ALLEGION PLC	6,632	691,054
AMERESCO INC (1)	1,345	51,863
APPLIED INDUSTRIAL TECH INC	589	91,065
ARCOSA INC	400	28,760
ARMSTRONG WORLD INDS INC	2,748	197,856
BOISE CASCADE COMPANY	1,198	123,442
BUILDERS FIRSTSOURCE INC (1)	7,277	905,914
CARLISLE COMPANIES	1,342	347,927
CARRIER GLOBAL CORP	2,927	161,570
COPART INC (1)	11,756	506,566
DELTA AIR LINES INC. (NEW)	2,811	104,007
DOVER CORP	13,203	1,841,951
EMCOR GROUP INC	1,844	387,959
FASTENAL CO	36,692	2,004,851
FERGUSON PLC	6,912	1,136,817
FTAI AVIATION INC.	3,352	119,164
GATX CORP	774	84,234
GRACO INC	6,610	481,737
GRAINGER W W INC	1,782	1,232,859
GRANITE CONSTRUCTION INC	1,014	38,552
HONEYWELL INTERNATIONAL INC	985	181,969
JOHNSON CONTROLS INTERNATIONAL PLC	7,434	395,563
KARAT PACKAGING INC.	223	5,142
KIRBY CORPORATION (1)	16,259	1,346,245
LENNOX INTERNATIONAL INC	25	9,361
MASCO CORP	2,173	116,147
MATSON INC	3,152	279,645
MCGRATH RENT CORP	570	57,137
MSC INDUSTRIAL DIRECT CO INC	11,571	1,135,694
OWENS CORNING INC	6,290	858,019
PACCAR INC	1,621	137,817
QUANTA SERVICES INC	2,124	397,337
SKYWEST INC (1)	692	29,022
SOUTHWEST AIRLINES CO	2,632	71,248
STARTEK INC (1)	1,629	5,294
TRANE TECHNOLOGIES PLC	4,686	950,836
UFP Industries, Inc.	286	29,286
UNITED AIRLINES HOLDINGS INC (1)	11,742	496,687
VERITIV CORP	1,217	205,551
WATSCO INC	424	160,153
XOMETRY INC (1)	1,801	30,581
ZURN ELKAY WATER SOLUTIONS CORP	4,065	113,901

		19,609,585

Information Technology - 15.2%
ADVANCED MICRO DEVICES INC (1)	5,543	569,931
ANALOG DEVICES INC	14,480	2,535,303
APPLE INC	44,041	7,540,260
APPLIED MATERIALS INC	3,151	436,256
BROADCOM INC	2,721	2,260,008
CIRRUS LOGIC INC (1)	4,148	306,786
ENPHASE ENERGY INC (1)	5,722	687,498
FIRST SOLAR INC (1)	2,743	443,241
IMPINJ INC (1)	408	22,452
INTEL CORP	21,927	779,505
KLA Corporation	120	55,039
LAM RESEARCH CORP	1,537	963,345
MICROCHIP TECH INC	12,019	938,083
MICRON TECH INC	6,387	434,508
MICROSOFT CORP	13,445	4,245,261
MKS INSTRUMENTS INC	1,367	118,300
NVIDIA CORP	11,973	5,208,135
ON SEMICONDUCTOR CORP (1)	1,778	165,265
QORVO INC (1)	3,388	323,452
QUALCOMM INC	16,582	1,841,597
SKYWORKS SOLUTIONS INC	22,313	2,199,839
TERADYNE INC	5,572	559,763
TEXAS INSTRUMENTS INC	27,317	4,343,676
WOLFSPEED INC (1)	1,748	66,599

		37,044,102

Materials - 0.8%
ALPHA METALLURGICAL RESOURCES INC	112	29,090
MARTIN MARIETTA MATL INC	1,000	410,480
SCHNITZER STEEL INDUSTRIES INC	981	27,321
VULCAN MATERIALS CO	6,636	1,340,605
WARRIOR MET COAL INC	1,812	92,557

		1,900,053

Real Estate Investment Trust - 0.0%
CORENERGY INFRASTRUCTURE TRUST INC REIT		5,320	4,256
RAFAEL HOLDINGS INC (1)		1,612	3,063
Spirit MTA REIT Liquidating Trust (1)(4)		3,134	0

			7,319

Utilities - 0.2%
BROOKFIELD INFRASTRUCTURE CORP		6,146	217,200
MDU RESOURCES GROUP INC		10,609	207,724

			424,924

Total Common Stocks (United States)	(Cost	$128,229,576)	149,771,601

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7% (6)		610	16,110

Total Preferred Stock (United States)	(Cost	$15,247)	16,110

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)		2	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)		2	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)		15	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)		8	0
Hertz Global Holdings Inc. Warrants, Expiration Date 6/30/2051 (1)		89	545
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)		27	397
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)		7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)		45	1,235
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)		22	391

Total Warrants (United States)	(Cost	$2,715)	2,568

Registered Investment Companies - 2.7%

U.S. Fixed Income - 2.1%
iShares Core 1-5 Year USD Bond ETF (5)		2,509	116,367
iShares Core U.S. Aggregate Bond ETF (5)		18,915	1,778,767
SPDR Bloomberg High Yield Bond ETF (5)		25,657	2,319,392
Xtrackers USD High Yield Corporate Bond ETF (5)		26,093	884,553

			5,099,079

International Fixed Income - 0.2%
iShares JP Morgan USD Emerging Markets Bond ETF (5)		7,209	594,887

			594,887

International Equity - 0.4%
iShares Core MSCI EAFE ETF (5)		15,725	1,011,904

			1,011,904

Total Registered Investment Companies	(Cost	$6,791,837)	6,705,870

Money Market Registered Investment Companies - 33.5%

Meeder Institutional Prime Money Market Fund, 5.42% (2)		81,607,595	81,615,756

Total Money Market Registered Investment Companies	(Cost	$81,591,783)	81,615,756

Total Investments - 97.9%	(Cost	$216,631,158)	238,111,905
Other Assets less Liabilities - 2.1%			4,759,114

Total Net Assets - 100.0%			242,871,019

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		4,319	51,051
Meeder Dynamic Allocation Fund - Retail Class		11,709	143,787
Meeder Muirfield Fund - Retail Class		5,909	50,640
Meeder Conservative Allocation Fund - Retail Class		1,246	25,979

Total Trustee Deferred Compensation	(Cost	$245,822)	271,457

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(39)	12/15/2023	(9,829,560)	128,623
Mini MSCI EAFE Index Futures	544	12/15/2023	55,528,800	(1,796,129)
Mini MSCI Emerging Markets Index Futures	260	12/15/2023	12,421,500	(421,368)
Russell 2000 Mini Index Futures	171	12/15/2023	15,378,030	(641,966)
Standard & Poors 500 Mini Futures	21	12/15/2023	4,541,775	15,311

Total Futures Contracts	957		78,040,545	(2,715,529)

(@)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$238,111,905	$(2,715,529)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$238,111,905	$(2,715,529)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Represents non-income producing securities.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2023.

(3)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(5)	Exchange-traded fund.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.